Stock-Based Compensation - Summary of the SAR Activity (Detail) - Stock Appreciation Rights (SARs) [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vivint [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	6,696,660	7,906,250
Converted	3,259,934
Granted	11,186,936	1,290,000
Forfeited	(2,307,172)	(2,499,590)
Exercised	(172,221)
Outstanding, Ending Balance	18,664,137	6,696,660	7,906,250
Unvested shares expected to vest	16,956,220
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 1.04	$ 1.00
Exercisable	1,707,917
Weighted Average Exercise Price Per Share, Converted	$ 0.70
Weighted Average Exercise Price Per Share, Granted	1.03	1.30
Weighted Average Exercise Price Per Share, Forfeited	0.80	1.04
Weighted Average Exercise Price Per Share, Exercised	0.68
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	$ 0.87	$ 1.04	$ 1.00
Converted, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 13 days
Weighted Average Exercise Price Per Share, Unvested shares expected to vest	$ 0.89
Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 28 days	8 years 7 months 13 days	9 years 6 months 18 days
Weighted Average Exercise Price Per Share, Exercisable	$ 0.73
Unvested shares expected to vest, Weighted Average Remaining Contractual Life (Years)	8 years 9 months 15 days
Exercisable at December 2015, Weighted Average Remaining Contractual Life (Years)	7 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value	$ 3,628,498	$ 1,734,748	$ 2,371,875
Unvested shares expected to vest, Aggregate Intrinsic Value	3,041,171
Exercisable, Aggregate Intrinsic Value	$ 587,327
Vivint Wireless [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	70,000	70,000
Granted	11,000
Outstanding, Ending Balance	81,000	70,000	70,000
Unvested shares expected to vest	49,700
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 5.00	$ 5.00
Exercisable	31,300
Weighted Average Exercise Price Per Share, Granted	$ 65.84
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	13.26	$ 5.00	$ 5.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest	$ 14.43
Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 28 days	8 years 4 months 28 days	9 years 5 months 1 day
Weighted Average Exercise Price Per Share, Exercisable	$ 11.41
Unvested shares expected to vest, Weighted Average Remaining Contractual Life (Years)	7 years 8 months 9 days
Exercisable at December 2015, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 6 days